SUMMARY OF PRINCIPAL ACCOUNTING POLICIES (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Investment in equity affiliates
Carrying amount of equity investment in affiliates	$ 25,568,061	$ 11,769,730
Impairments recorded	0	0	0
Period to reclassify project assets to property, plant and equipment	1 year
Project assets held for sale
Project assets - Module cost	24,355,693	43,725,858
Project assets - Project construction	27,708,003	15,185,471
Project assets - Others (Note 1)	8,041,055	20,490,096
Total build-to-sell project assets	60,104,751	79,401,425
Current	60,104,751	73,304,654
Noncurrent, net of impairment loss (Note 2)		6,096,771
Impairment loss of build-to-sell project assets	3,379,824	10,660,148	0
Total carrying amount of project assets pledged	$ 0	$ 65,291,805
Minimum
Investment in equity affiliates
Equity method investments ownership (as a percent)	20.00%